Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share Based Compensation Stock Options Activity [Line Items]
Shares Options outstanding, January 1, 2014 (in shares)	65,481	71,237
Shares Granted (in shares)	0	0
Shares Exercised (in shares)	0	0
Shares Forfeited (in shares)	(4,987)	(5,756)
Shares Options outstanding, December 31, 2013 (in shares)	60,494	65,481
Shares Options exercisable, December 31, 2013 (in shares)	60,494	65,481
Weighted Average Exercise Price Options outstanding, January 1, 2013 (in dollars per share)	$ 58.94	$ 61.72
Weighted Average Exercise Price Granted (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price Exercised (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price Forfeited (in dollars per share)	$ 45.73	$ 93.30
Weighted Average Exercise Price Options outstanding, December 31, 2013 (in dollars per share)	$ 60.03	$ 58.94
Weighted Average Exercise Price Options exercisable, December 31, 2013 (in dollars per share)	$ 60.03	$ 58.94
Weighted Average Remaining Life (years) Options outstanding, December 31, 2013	6 months	1 year
Weighted Average Remaining Life (years) Options exercisable, December 31, 2013	6 months	1 year
Aggregate Intrinsic Value Options outstanding, December 31, 2013	$ 0	$ 0.00
Aggregate Intrinsic Value Options exercisable, December 31, 2013	$ 0	$ 0.00